Convertible Debts (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Convertible Debts
Gross convertible debts	$ 13,500,000	$ 480,000
Less: Discount on issuance cost	314,744
Discount on BCF	3,077,950
Convertible debts, net	$ 10,107,306	$ 480,000